Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and Contingencies

10. Commitments and Contingencies

There are no material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business. In the opinion of the management, the disposition of these lawsuits should not have a material impact on the consolidated results of operations, financial position and cash flows.

As of December 31, 2025, future gross minimum revenues under non-cancellable time charter agreements total $8.1 million and is due in the year ending December 31, 2026. In arriving at the future gross minimum revenues, the Company has deducted an estimated one off-hire day per quarter. Such off-hire estimate may not be reflective of the actual off-hire in the future. In addition, the actual revenues could be affected by early delivery of the vessel by the charterers or any exercise of the charterers’ options to extend the terms of the charters, which however cannot be estimated and hence not reflected above.